Provisions for expected credit losses - Sensitivity (Details) - AUD ($) $ in Millions	6 Months Ended
	Jun. 30, 2023	Mar. 31, 2023	Sep. 30, 2022	Mar. 31, 2022
Provisions for expected credit losses
Percentage of gross exposure from loans and credit commitments stage 1 reflected in stage 2		1.00%	1.00%	1.00%
Staging sensitivity, increase in provision for ECL		$ 95	$ 113	$ 205
Upside scenario
Provisions for expected credit losses
Percentage of weight assigned to scenario		5.00%	5.00%	5.00%
Base case scenario
Provisions for expected credit losses
Percentage of weight assigned to scenario		50.00%	50.00%	50.00%
Downside scenario
Provisions for expected credit losses
Percentage of weight assigned to scenario		45.00%	45.00%	45.00%
Provision for ECL | Reported probability-weighted ECL
Provisions for expected credit losses
Adjustment to ECL based on probability weighted scenario	$ 4,912		$ 4,625	$ 4,675
Provision for ECL | 100% base case ECL
Provisions for expected credit losses
Adjustment to ECL based on probability weighted scenario	3,391		2,983	2,993
Provision for ECL | 100% downside ECL
Provisions for expected credit losses
Adjustment to ECL based on probability weighted scenario	$ 6,836		$ 6,680	$ 6,752